Loans and Allowance for Credit Losses - Disclosure of Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 987,417	$ 857,777
Allowance for loan losses	(6,037)	(5,004)
Loans, net of allowance for credit losses	981,380	852,773
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	477,544	434,501
Allowance for loan losses	(572)	(481)
Loans, net of allowance for credit losses	476,972	434,020
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	108,338	98,734
Allowance for loan losses	(1,389)	(1,145)
Loans, net of allowance for credit losses	106,949	97,589
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	25,565	23,035
Allowance for loan losses	(1,164)	(1,013)
Loans, net of allowance for credit losses	24,401	22,022
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	15,531	13,681
Allowance for loan losses	(258)	(180)
Loans, net of allowance for credit losses	15,273	13,501
Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	360,439	287,826
Allowance for loan losses	(2,654)	(2,185)
Loans, net of allowance for credit losses	357,785	285,641
Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	309,270	286,090
Allowance for loan losses	(172)	(152)
Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	533,783	461,481
Allowance for loan losses	(139)	(136)
Canada [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	757,696	634,893
Canada [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	441,191	397,605
Canada [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	86,977	79,705
Canada [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	24,619	22,140
Canada [member] | Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	15,531	13,681
Canada [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	189,378	121,762
Canada [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	300,071	277,863
Canada [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	180,687	128,967
United States [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	171,124	169,125
United States [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	33,092	33,683
United States [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	18,148	15,751
United States [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	653	624
United States [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	119,231	119,067
United States [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	5,099	5,054
United States [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	264,309	247,881
Other International [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	58,597	53,759
Other International [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,261	3,213
Other International [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,213	3,278
Other International [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	293	271
Other International [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	51,830	46,997
Other International [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	4,100	3,173
Other International [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 88,787	$ 84,633